Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000012060 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012060 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012060 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012060 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012060 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012060 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012060 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012060 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012060 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012060 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012060 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.50%
C000012060 | Financials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000012060 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000012060 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000012060 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012060 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012060 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012060 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012060 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012060 | Materials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012060 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000038163 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	12.40%
C000038163 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.90%
C000038163 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000038163 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	3.30%
C000038163 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000038163 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000038163 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000038163 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	1.50%
C000038163 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.50%
C000038163 | AbbVie, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000038163 | Information Technology
Holdings [Line Items]
Percent of Total Investments	37.70%
C000038163 | Financials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000038163 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000038163 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000038163 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000038163 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000038163 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000038163 | Energy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000038163 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000038163 | Materials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000038163 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012199 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012199 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012199 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012199 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012199 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012199 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012199 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012199 | Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012199 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012199 | Kellanova
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012199 | Information Technology
Holdings [Line Items]
Percent of Total Investments	34.00%
C000012199 | Financials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000012199 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.50%
C000012199 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012199 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.90%
C000012199 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012199 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012199 | Energy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012199 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012199 | Materials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012199 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012048 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	21.30%
C000012048 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012048 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012048 | Ecolab, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012048 | Fastenal Co.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012048 | Newmont Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012048 | Nucor Corp.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012048 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012048 | International Paper Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012048 | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012048 | Chemicals
Holdings [Line Items]
Percent of Total Investments	59.00%
C000012048 | Metals & Mining
Holdings [Line Items]
Percent of Total Investments	28.20%
C000012048 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012048 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012048 | Machinery
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012048 | Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012050 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	14.50%
C000012050 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012050 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012050 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012050 | Walmart, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012050 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012050 | McDonald's Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012050 | Walt Disney Co. (The)
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012050 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012050 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012050 | Consumer Discretionary Distribution & Retail0
Holdings [Line Items]
Percent of Total Investments	32.50%
C000012050 | Consumer Services2.29
Holdings [Line Items]
Percent of Total Investments	19.10%
C000012050 | Media & Entertainment0
Holdings [Line Items]
Percent of Total Investments	13.60%
C000012050 | Automobiles & Components0
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012050 | Consumer Staples Distribution & Retail0.5
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012050 | Consumer Durables & Apparel1.92
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012050 | Transportation0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012050 | Commercial & Professional Services0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012050 | Household & Personal Products3.83
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012050 | Capital Goods0
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012194 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	15.90%
C000012194 | Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012194 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012194 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012194 | Altria Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012194 | Mondelez International, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012194 | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012194 | CVS Health Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012194 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012194 | Kimberly-Clark Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012194 | Food, Beverage & Tobacco2.93
Holdings [Line Items]
Percent of Total Investments	57.30%
C000012194 | Household & Personal Products2.4
Holdings [Line Items]
Percent of Total Investments	26.40%
C000012194 | Health Care Equipment & Services4.71
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012194 | Consumer Staples Distribution & Retail2.13
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012194 | Materials1.07
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012051 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	22.70%
C000012051 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	14.90%
C000012051 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012051 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012051 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012051 | Schlumberger N.V.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012051 | ONEOK, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012051 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012051 | Phillips 66
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012051 | Kinder Morgan, Inc.Class P
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012051 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	89.90%
C000012051 | Energy Equipment & Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012051 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012052 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	14.50%
C000012052 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012052 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012052 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000012052 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012052 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012052 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012052 | S&P Global, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012052 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012052 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012052 | Financial Services0
Holdings [Line Items]
Percent of Total Investments	68.50%
C000012052 | Banks2.07
Holdings [Line Items]
Percent of Total Investments	31.50%
C000012053 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	12.10%
C000012053 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000012053 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012053 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012053 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012053 | S&P Global, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012053 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012053 | BlackRock, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012053 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012053 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012053 | Financial Services0
Holdings [Line Items]
Percent of Total Investments	47.40%
C000012053 | Banks2.07
Holdings [Line Items]
Percent of Total Investments	30.50%
C000012053 | Insurance0.16
Holdings [Line Items]
Percent of Total Investments	21.70%
C000012053 | Commercial & Professional Services1.56
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012054 | AbbVie, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012054 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	11.90%
C000012054 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012054 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012054 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012054 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012054 | Abbott Laboratories
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012054 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012054 | Amgen, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012054 | Pfizer, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012054 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	30.90%
C000012054 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	21.10%
C000012054 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	18.90%
C000012054 | Health Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	17.60%
C000012054 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000012054 | Health Care Technology
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012055 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012055 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012055 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012055 | Accenture PLCClass A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012055 | General Electric Co
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012055 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012055 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012055 | Union Pacific Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012055 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012055 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012055 | Capital Goods1.44
Holdings [Line Items]
Percent of Total Investments	48.40%
C000012055 | Financial Services0.72
Holdings [Line Items]
Percent of Total Investments	22.30%
C000012055 | Transportation2.26
Holdings [Line Items]
Percent of Total Investments	8.60%
C000012055 | Materials1.81
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012055 | Commercial & Professional Services1.94
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012055 | Software & Services1.55
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012055 | Technology Hardware & Equipment0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012055 | Consumer Durables & Apparel0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012055 | Pharmaceuticals, Biotechnology & Life Sciences0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012055 | Semiconductors & Semiconductor Equipment0.89
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012055 | Other RowConsumer Services
Holdings [Line Items]
Percent of Total Investments	0.00%
C000012059 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	15.50%
C000012059 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	14.80%
C000012059 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012059 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012059 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012059 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012059 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012059 | Salesforce, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012059 | Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012059 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012059 | Other RowFinancial Services
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012059 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	31.70%
C000012059 | Software
Holdings [Line Items]
Percent of Total Investments	34.10%
C000012059 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	17.00%
C000012059 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012059 | IT Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012059 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012059 | Professional Services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012059 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012059 | Electrical Equipment
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012059 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012061 | Union Pacific Corp.
Holdings [Line Items]
Percent of Total Investments	16.30%
C000012061 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	17.40%
C000012061 | United Parcel Service, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	8.60%
C000012061 | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012061 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012061 | United Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012061 | CSX Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012061 | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012061 | FedEx Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012061 | Southwest Airlines Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012061 | Ground Transportation
Holdings [Line Items]
Percent of Total Investments	61.10%
C000012061 | Air Freight & Logistics
Holdings [Line Items]
Percent of Total Investments	19.60%
C000012061 | Passenger Airlines
Holdings [Line Items]
Percent of Total Investments	17.20%
C000012061 | Marine Transportation
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012062 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	11.60%
C000012062 | Southern Co. (The)
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012062 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012062 | Waste Management, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012062 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012062 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012062 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012062 | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012062 | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012062 | PG&E Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012062 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	58.00%
C000012062 | Multi-Utilities
Holdings [Line Items]
Percent of Total Investments	22.50%
C000012062 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012062 | Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012062 | Water Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012062 | Gas Utilities
Holdings [Line Items]
Percent of Total Investments	2.20%